Common Stock and Capital Surplus (Changes in Number of Issued Shares of Common Stock) (Detail) - Common stock - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Common Stock and Capital Surplus Disclosure [Line Items]
Balance at the beginning of fiscal year (in shares)	12,337,710,920	12,687,710,920	13,281,995,120
Retirement of shares of common stock (in shares)	(270,000,000)	(350,000,000)	(594,284,200)
Balance at the end of fiscal year (in shares)	12,067,710,920	12,337,710,920	12,687,710,920